NON—CONTROLLING INTERESTS - SCHEDULE OF CONTRIBUTIONS TO NONCONTROLLING PARTNERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Parque Logístico Callao	$ 3,303,450	$ 5,868,152	$ 700,000
Parque Logístico Callao
Disclosure of subsidiaries [line items]
Parque Logístico Callao	$ 3,303,450	$ 5,870,313	$ 700,000